Statement of Changes in Equity - ARS ($) $ in Millions	Issued capital [member]	Adjustment To Share Capital [Member]	Treasury shares [member]	Adjustment To Treasury Stock [Member]	Additional paid-in capital [member]	Cost Treasury Stock [Member]	Statutory reserve [member]	Voluntary Reserve [Member]	Other reserves [member]	Accumulated other comprehensive income [member]	Retained earnings [member]	Total
Beginning balance, value at Dec. 31, 2018	$ 883	$ 55,806	$ 23	$ 763	$ 760	$ (3,376)	$ 483	$ 1,159		$ (434)	$ 41,742	$ 97,809
IfrsStatementLineItems [Line Items]
Ordinary Shareholders’ Meeting held on April 27, 2021 (Note 37)	(0)	(0)	(0)	(0)	(0)	(0)	2,165	39,577	(0)	(0)	(41,742)	(0)
Ending balance, value at Dec. 31, 2019	875	55,373	31	1,196	760	(4,607)	2,648	40,736	(0)	(444)	24,923	121,491
IfrsStatementLineItems [Line Items]
Acquisition of own shares	(8)	(433)	8	433	(0)	(1,231)	(0)	(0)	(0)	(0)	(0)	(1,231)
Other comprehensive results	(0)	(0)	(0)	(0)	(0)	(0)	(0)	(0)	(0)	(10)	(0)	(10)
Loss for the year	(0)	(0)	(0)	(0)	(0)	(0)	(0)	(0)	(0)	(0)	24,923	24,923
Ordinary Shareholders’ Meeting held on April 27, 2021 (Note 37)	(0)	(0)	(0)	(0)	(0)	(0)	1,246	23,677	(0)	(0)	(24,923)	(0)
Ending balance, value at Dec. 31, 2020	875	55,373	31	1,196	760	(4,607)	3,894	64,413	(0)	(329)	(26,704)	94,902
IfrsStatementLineItems [Line Items]
Other comprehensive results	(0)	(0)	(0)	(0)	(0)	(0)	(0)	(0)	(0)	115	(0)	115
Loss for the year	(0)	(0)	(0)	(0)	(0)	(0)	(0)	(0)	(0)	(0)	(26,704)	(26,704)
Ordinary Shareholders’ Meeting held on April 27, 2021 (Note 37)	(0)	(0)	(0)	(0)	(0)	(0)	(0)	(26,704)	(0)	(0)	26,704	(0)
Other Reserve Constitution - Share-bases compensation plan (Note 25)	(0)	(0)	(0)	(0)	(0)	(0)	(0)	(0)	6	(0)	(0)	6
Payment of Other Reserve Constitution - Share-based compensation plan (Note 25)	(0)	9	(0)	(9)	6	(0)	(0)	(0)	(6)	(0)	(0)	(0)
Ending balance, value at Dec. 31, 2021	875	55,382	31	1,187	766	(4,607)	3,894	37,709	(0)	(199)	(21,344)	73,694
IfrsStatementLineItems [Line Items]
Other comprehensive results	(0)	(0)	(0)	(0)	(0)	(0)	(0)	(0)	(0)	130	(0)	130
Loss for the year	$ (0)	$ (0)	$ (0)	$ (0)	$ (0)	$ (0)	$ (0)	$ (0)	$ (0)	$ (0)	$ (21,344)	$ (21,344)